Risks and Uncertainties	12 Months Ended
Jun. 30, 2023
Risks and Uncertainties [Abstract]
Risks and Uncertainties

(18) Risks and Uncertainties

Credit risk

Our assets that potentially subject to a significant concentration of credit risk primarily consist of cash and accounts receivable.

We believe that there is no significant credit risk associated with cash in Hong Kong, which were held by reputable financial institutions in the jurisdiction where subsidiaries in Hong Kong are located. The Hong Kong Deposit Protection Board pays compensation up to a limit of US$63,807 (equivalents to HK$500,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2023, cash balance of US$11,301,641 (equivalents to HK$88,561,243) was maintained at financial institutions in Hong Kong and approximately US$191,421 (equivalents to HK$1,500,000) was insured by the Hong Kong Deposit Protection Board.

We believe that there is no significant credit risk associated with cash in the PRC, which were held by reputable financial institutions in the jurisdiction where subsidiaries in PRC are located. The People’s Bank of China pays compensation up to a limit of US$68,913 (equivalents to RMB500,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2023, cash balance of US$16,120,422 (equivalents to RMB$116,962,530) was maintained at financial institutions in PRC and approximately US$76,598 (equivalents to RMB555,761) was insured by The People’s Bank of China.

We believe that there is no significant credit risk associated with cash in Vietnam, which were held by reputable financial institutions in the jurisdiction where subsidiaries in Vietnam are located. The Deposit insurance of Vietnam pays compensation up to a limit of US$5,300 (equivalents to VND125,000,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2023, cash balance of US$98,069 (equivalents to VND2,312,787,951) was maintained at financial institutions in Vietnam and approximately US$11,070 (equivalents to VND261,070,196) was insured by The Deposit Insurance of Vietnam.

We have designed credit policies with an objective to minimize their exposure to credit risk. Our accounts receivable is short term in nature and the associated risk is minimal. We conduct credit evaluations on our clients and generally do not require collateral or other security from such clients. We periodically evaluate the creditworthiness of the existing clients in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

We are also exposed to risk from other receivables. These assets are subjected to credit evaluations. An allowance, where applicable, would make for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Customer concentration risk

For the year ended June 30, 2023, one customer accounted for 13.9% of our total revenues for the year ended June 30, 2023. For the year ended June 30, 2022, one customer accounted for 12.5% of our total revenues. No customer accounted for more than 10% of our revenue for the year ended June 30, 2021.

As of June 30, 2023, two customers accounted for 12.5% and 11.4% of the total balance of accounts receivable. As of June 30, 2022, two customers accounted for 19.7% and 14.4% of the total balance of accounts receivable.

Vendor concentration risk

For the year ended June 30, 2023, three vendors accounted for 21.5%, 10.1% and 9.0% of our total purchases. For the year ended June 30, 2022, three vendors accounted for 18.3%, 14.9% and 10.8% of our total purchases. For the year ended June 30, 2021, three vendors accounted for 18.9%, 14.9% and 12.6% of our total purchases.

As of June 30, 2023, one vendor accounted for 12.9% of the total balance of accounts payable. As of June 30, 2022, one vendor accounted for 14.3% of the total balance of accounts payable.